UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21329

AGILE FUNDS, INC.
(Exact name of registrant as specified in charter)

4909 Pearl East Circle, Suite #300 Boulder, Colorado		80301
(Address of principal executive offices)		(Zip code)

Neal R. Greenberg Tactical Allocation Services LLC 4909 Pearl East Circle, Suite #300 Boulder, Colorado 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 440-6500

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1 – Schedule of Investments.

AGILE MULTI-STRATEGY FUND

January 31, 2006 (Unaudited)

STATEMENT OF INVESTMENTS

			SHARES	VALUE

COMMON STOCKS	15.20%

BASIC MATERIALS	2.54%
		Aber Diamond Corp	3,100	129,735
		Dundee Precious Metals*	26,500	239,619
		Newmont Mining Corp	4,800	296,640
				665,994

COMMUNICATIONS	1.44%
		Atlantic Tele-Network	3,000	117,000
		NetFlix Inc*	7,500	206,625
		Netgear Inc*	3,000	54,360
				377,985

CONSUMER, CYCLICAL	3.18%
		Ark Restaurants Corp	1,274	34,411
		Bandag Inc. - Class A	4,200	161,280
		Barnes & Noble Inc	3,500	148,470
		Costco Wholesale Corp	3,900	194,571
		MileMarker International	30,000	108,000
		Sleep Country Canada	9,700	186,660
				833,392

CONSUMER, NON-CYCLICAL	2.19%
		Industrias Bachoco ADR	8,000	136,000
		Lab Corp of America*	1,755	102,931
		QLT Inc*	18,305	110,196
		Tesco PLC - Sponsored ADR	13,000	223,925
				573,052

ENERGY	2.09%
		Exxon Mobile Corp	3,500	219,625
		Meridian Resource Co*	35,000	175,350
		Precision Drilling	4,500	150,885
				545,860

FINANCIALS	0.79%
		Hennessy Advisors	2,000	60,000
		NETeller PLC*	10,500	146,344
				206,344

	0.62%
INSURANCE		Berkshire Hathaway Inc*	55	161,260

TECHNOLOGY	1.73%
		Cree Inc.*	1,500	39,195
		Intuit Inc.*	3,900	204,087
		Microsoft Corp	7,400	208,310
				451,592

	0.62%
UTILITIES		Pico Holdings*	4,551	160,969

TOTAL COMMON STOCK				3,976,448
(Cost $3,454,540)

EXCHANGE-TRADED FUNDS	4.41%
		iShares Lehman 1-3	4,621	371,297
		iShares Lehman 7-10	4,400	366,432
		SPDR Trust Series 1	3,252	415,053
TOTAL EXCHANGE-TRADED FUNDS				1,152,782
(Cost $1,126,456)

WARRANTS	51.65%
		Agile Dynamic Fund Linked Warrant	562	13,516,100
TOTAL WARRANTS				13,516,100
(Cost $12,828,260)

MONEY MARKET MUTUAL FUNDS	1.15%
		First American Prime Obligations Fund - Class A	101,159	101,159
TOTAL MONEY MARKET MUTUAL FUNDS		First American Prime Obligations Fund - Class Y	201,168	201,168
(Cost $302,327)				302,327

U.S. GOVERNMENT AGENCY OBLIGATIONS	28.74%
			Principal Amount
		Federal Home Loan Bank Discount Note	$7,522,000	7,522,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		DUE 02/01/2006, 4.218%
(Cost $ 7,522,000)				7,522,000

OPTIONS PURCHASED
CALLS	0.27%
		NAME/EXPIRATION DATE/EXERCISE PRICE	NUMBER OF CONTRACTS
		Laboratory Corp. 1/20/07, $30	20	59,800
		Microsoft Corp. 1/19/08, $20	12	11,460
				71,260
PUTS	0.06%
		S&P Future 6/17/06, $1000	17	15,725
				15,725

TOTAL OPTIONS PURCHASED				86,985
(Cost $162,500)

TOTAL INVESTMENTS	101.48%			26,556,642
(Cost $25,396,083)
LIABILITIES IN EXCESS OF OTHER ASSETS	-1.48%			(387,528)
NET ASSETS	100.00%			$26,169,114

* Non-income Producing Security

See Notes to the Quarterly Statement of Investments

Income Tax Information:

As of January 31, 2006, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments based on federal income tax purposes were as follows:

Cost of investments for income tax purposes	$24,701,544
As of January 31, 2006
Gross appreciation (excess of value over tax cost)	$1,423,480
Gross depreciation (excess of tax cost over value)	(234,150)
Net unrealized appreciation	$1,189,330

SCHEDULE OF CALL OPTIONS WRITTEN

NAME	EXPIRATION DATE	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE
Barnes & Noble Inc.	7/22/2006	$45.00	17	(3,782)
Costco Wholesale	4/22/2006	$50.00	8	(1,660)
Costco Wholesale	7/22/2006	$52.50	12	(2,370)
Cree, Inc	3/18/2006	$25.00	15	(2,888)
General Motors Corp.	9/16/2006	$25.00	35	(11,900)
Human Genome Sci Inc.	4/22/2006	$10.00	120	(22,500)
Interoil Corp.	3/18/2006	$22.50	30	(1,350)
Interoil Corp.	6/17/2006	$22.50	15	(2,550)
KFX Inc.	3/18/2006	$17.50	40	(13,400)
KFX Inc.	6/17/2006	$17.50	40	(17,400)
Meridian Resource	4/22/2006	$5.00	271	(12,872)
Meridian Resource	7/22/2006	$5.00	29	(2,102)
Movie Gallery Inc.	6/17/2006	$7.50	80	(5,200)
Netgear	6/17/2006	$22.50	30	(2,175)
Newmont Mining Corp.	3/18/2006	$50.00	20	(24,800)
Newmont Mining Corp.	6/17/2006	$50.00	4	(5,480)
Newmont Mining Corp.	6/17/2006	$60.00	24	(16,560)
QLT Inc.	6/17/2006	$7.50	217	(10,308)
Rambus Inc.	5/20/2006	$40.00	50	(18,250)
TOTAL CALL OPTIONS WRITTEN				$(177,547)
(Premiums received $137,615)

SCHEDULE OF PUT OPTIONS WRITTEN

NAME	EXPIRATION DATE	EXERCISE PRICE	NUMBER OF CONTRACTS	VALUE
Netgear Inc	6/17/2006	$17.50	105	$(16,800)
S&P Future	6/17/2006	$1,000.00	17	(4,675)
TOTAL PUT OPTIONS WRITTEN				$(21,475)
(Premiums received $74,564)

SCHEDULE OF SECURITIES SOLD SHORT

NAME	SHARES	VALUE
Human Genome Science*	4,800	$(52,800)
Movie Gallery Inc	20,000	$(109,000)
PMC-Sierra Inc*	15,000	$(141,900)
Texas Roadhouse Inc*	10,500	$(162,855)
TOTAL SECURITIES SOLD SHORT		$(466,555)
(Proceeds $491,156)

OUTSTANDING FUTURES CONTRACTS

DESCRIPTION	EXPIRATION DATE	NUMBER OF CONTRACTS	UNREALIZED DEPRECIATION
CONTRACTS TO SELL
US Long Bond	3/18/06	2	(191)
			$(191)

See Notes to the Quarterly Statement of Investments

NOTES TO THE QUARTERLY STATEMENT OF INVESTMENTS

1. Significant Accounting and Operating Policies Agile Funds, Inc., an open-end registered investment company (the “Company”) was organized as a Maryland corporation by Articles of Incorporation dated February 12, 2003. The Company currently offers one series of shares to investors, the Agile Multi-Strategy Fund (the “Fund”). The Fund is a non-diversified series with an investment objective to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund commenced operations on January 21, 2004. The Articles of Incorporation permit the Directors to create additional funds and classes.

The following summarizes the significant accounting policies of the Fund.

Security Valuation: The net asset value of Fund shares is determined as of the close of the regular session of trading on the NYSE (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Each determination will be made by valuing portfolio securities, including open short positions, puts and calls, and futures contracts, which are traded on the various exchanges including the NASDAQ National Market System or similar electronic exchange, at the last reported sales price; by valuing portfolio securities for which a quote is readily available at the last quoted price; by valuing portfolio securities for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and by valuing portfolio securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Board of Directors, although others may do the actual calculation. The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign Securities: Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are primarily traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors.

Futures Contracts:  A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Options:  The Fund may write put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity as of January 31, 2006 was as follows:

	CALL OPTIONS		PUT OPTIONS
	Principal/ Number of Contracts	Amount of Premiums	Principal/ Number of Contracts	Amount of Premiums

Options outstanding as of October 31, 2005	514	$70,456	77	$67,575
Options written	820	112,847	55	10,092
Options exercised or closed	(277)	(45,688)	(10)	(3,103)
Options expired	—	—	—	—

Options outstanding as of January 31, 2006	1,057	$137,615	122	$74,564

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund will recognize a gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, upon the termination of the short sale.

Swap Agreements:  The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation. The Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Other: Investment security transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined using the specific identification method for financial reporting and income tax purposes. Income, fees and expenses, and realized and unrealized gains and losses are allocated daily to the Fund’s outstanding shares.

2. Agile Dynamic Fund Linked Warrant At January 31, 2006, the Fund was invested in Agile Dynamic Fund Linked Warrants. Each warrant entitles the Fund to receive from Societe Generale Warrants Limited N.V. (the “Issuer”), a cash settlement amount linked to the performance of the Agile Dynamic Fund (“ADF”), a hypothetical reference portfolio selected by Tactical. The warrants will expire, and will be deemed exercised automatically on February 2, 2009. The warrants are considered liquid investments that can be sold or disposed of in the ordinary course of business at approximately the price at which they are valued.

The investment objective of ADF is to seek capital appreciation over the medium term. Tactical has currently selected a reference portfolio consisting of a diversified basket of alternative investment strategies.

The settlement amount in respect of each warrant is an amount equal to the greater of zero or the product of (a) $100,000, the notional amount of each warrant and (b) the difference between the settlement price and the exercise price.

The settlement price in respect of a warrant is expressed as a percentage of the appreciation or depreciation of the underlying units of ADF. The units are valued on a daily basis on the fair value of ADF’s underlying investments. The exercise price, in respect of each warrant, is 75%.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILE FUNDS, INC.

By:	/s/ Marc Nicolay
Marc Nicolay
President and
Principal Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marc Nicolay
Marc Nicolay
President and
Principal Executive Officer

Date:	March 31, 2006

By:	/s/ Michael Brady
Michael Brady
Treasurer and
Principal Financial Officer

Date:	March 31, 2006